Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

5. Stock-Based Compensation

The Trovagene, Inc. 2014 Equity Incentive Plan (the “2014 EIP’), authorizing up to 208,333 shares of common stock for issuance under the 2014 EIP, was approved by the Board in June 2014 and approved by the stockholders of the Company at the September 17, 2014 Annual Meeting of Stockholders. An additional 208,334 shares of common stock was authorized for issuance by the Board in March 2015 and was approved by the stockholders at the June 10, 2015 Annual Meeting of Stockholders. Stockholder approval was obtained on May 17, 2016 to increase the number of authorized shares in the 2014 EIP from 416,667 to 625,000. The adoption of an amendment to the Company’s 2014 EIP to increase the number of shares of common stock reserved for issuance to 791,667 was approved by the stockholders at the June 13, 2017 Annual Meeting of Stockholders.

As of December 31, 2017, there were 286,399 shares available for issuance under the 2014 EIP.

Stock-based compensation has been recognized in operating results as follows:

	Years ended December 31,
	2017	2016
In cost of revenue	$83,713	$122,301
In research and development expenses	1,026,497	2,420,696
In selling and marketing expense	676,635	2,111,366
In general and administrative expenses	2,350,962	2,910,156
Benefit from restructuring	(125,222)	(60,203)

Total stock-based compensation	$4,012,585	$7,504,316

Stock Options

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following assumptions during the years indicated below:

Years ended December 31,
	2017	2016
Risk-free interest rate	1.82% - 2.03%	0.93% - 1.89%
Dividend yield	0%	0%
Expected volatility (range)	86% - 117%	80% - 134%
Expected volatility (weighted-average)	87%	103%
Expected term (in years)	5.3 years	5.5 years

Risk-free interest rate — Based on the daily yield curve rates for U.S. Treasury obligations with maturities that correspond to the expected term of the Company’s stock options.

Dividend yield — Trovagene has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

Expected volatility — Based on the historical volatility of Trovagene’s common stock.

Expected term — The expected option term represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment (“SAB No. 107”), which averages an award’s weighted-average vesting period and expected term for “plain vanilla” share options. Under SAB No. 107, options are considered to be “plain vanilla” if they have the following basic characteristics: (1) are granted “at-the-money”; (2) exercisability is conditioned upon service through the vesting date; (3) termination of service prior to vesting results in forfeiture; (4) limited exercise period following termination of service; and (5) are non-transferable and non-hedgeable.

Forfeitures — FASB ASC Topic 718 (“ASC 718”) required forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. FASB ASU 2016-09 allows the Company to make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company elected to estimate forfeitures based on its historical experience.

The weighted-average fair value per share of all options granted during the years ended December 31, 2017 and 2016, estimated as of the grant date using the Black-Scholes option valuation model, was $6.72 and $43.20 per share, respectively.

The unrecognized compensation cost related to non-vested stock options outstanding at December 31, 2017 and 2016 was $2,915,970 and $8,211,896, respectively. The weighted-average remaining amortization period at December 31, 2017 and 2016 for non-vested stock options was 2.0 years and 2.8 years, respectively.

The total intrinsic value of stock options exercised was $0 and $1,932,799 during the years ended December 31, 2017 and 2016, respectively. The total fair value of shares vested during the years ended December 31, 2017 and 2016 was $3,992,127 and $6,261,655, respectively.

A summary of stock option activity and of changes in stock options outstanding is presented below:

	Number of Options	Weighted- Average Exercise Price Per Share	Intrinsic Value	Weighted- Average Remaining Contractual Life
Balance outstanding, December 31, 2015	579,053	$65.40	$5,903,466	7.8 years
Granted	270,521	$60.24
Exercised	(111,273)	$45.72
Forfeited	(277,582)	$67.56

Balance outstanding, December 31, 2016	460,719	$65.88	$—	7.7 years
Granted	88,271	$9.84
Forfeited	(173,328)	$74.88
Expired	(1,455)	$56.88

Balance outstanding, December 31, 2017	374,207	$48.48	$—	7.1 years

Vested and exercisable, December 31, 2017	228,780	$55.92	$—	6.0 years

Upon adoption of ASU 2016-09, the cash flows resulting from tax deductions in excess of the cumulative compensation cost recognized for options exercised (excess tax benefits) are classified within operating activities in the statement of cash flows. Due to Trovagene’s accumulated deficit position, no tax benefits have been recognized in the cash flow statement.

Restricted Stock Units

Under guidance provided by ASC Topic 718 “Compensation—Stock Compensation” for share-based payments, stock-based compensation cost for RSU is measured at the grant date based on the closing market price of the Company’s common stock at the grant date and recognized ratably over the service period through the vesting date. All RSU were granted with no purchase price. Vesting of the RSU is generally subject to service conditions.

A summary of the RSU activity is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share	Intrinsic Value
Non-vested RSU outstanding, December 31, 2015	—	$—	$—
Granted	33,500	$48.72
Vested	(7,916)	$51.24
Forfeited	(2,917)	$47.88

Non-vested RSU outstanding, December 31, 2016	22,667	$47.88	$571,200
Granted	187,437	$19.08
Vested	(31,041)	$41.64
Forfeited	(72,871)	$21.00

Non-vested RSU outstanding, December 31, 2017	106,192	$17.16	$391,848

At December 31, 2017 and 2016, total unrecognized compensation costs related to non-vested RSU were $689,365 and $4,430, which are expected to be recognized over 2.9 years and one day, respectively. The total intrinsic values of RSU vested was $647,885 and $293,781 during the year ended December 31, 2017 and 2016, respectively. The total fair values of RSU vested during the year ended December 31, 2017 and 2016 were $1,291,878 and $405,550, respectively.

Restricted Stock Awards

During the year ended December 31, 2017, a total of 62,116 shares of RSA were granted, all of which were vested immediately. The total fair value of vested RSA during the year ended December 31, 2017 was $596,314. The weighted-average grant date fair value of the RSA was $9.60 per share during the year ended December 31, 2017. There were no such awards granted during the year ended December 31, 2016.